Document and Entity Information Document	Jun. 22, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 22, 2021
Entity Registrant Name	ONEOK, Inc.
Entity Incorporation, State or Country Code	OK
Entity File Number	001-13643
Entity Tax Identification Number	73-1520922
Entity Address, Address Line One	100 West Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	918
Local Phone Number	588-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value of $0.01
Trading Symbol	OKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001039684
Amendment Flag	true
Amendment Description	As previously disclosed in a Current Report on Form 8-K filed on May 26, 2021 (the “8-K”), Pierce H. Norton II has been elected the President and Chief Executive Officer of ONEOK, Inc. (the “Company” or “ONEOK”), effective June 28, 2021. On June 22, 2021, subsequent to filing of the 8-K, the Company’s Board of Directors finalized and approved the terms of Mr. Norton’s compensation.